                                 AB FUNDS TRUST

                        Supplement dated January 7, 2005
                                       to
                        Prospectus dated November 8, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

INTERNATIONAL EQUITY FUND. The last sentence of the paragraph under the heading Oechsle International Advisors, LLC, on page 80 of the Prospectus is deleted and replaced with the following:

The portfolio managers primarily responsible for coordinating Oechsle's management of its portion of the International Equity Fund are Tina Oechsle Vasconcelles and Peter Sanborn. They replace Kathleen Harris in this role.
Ms. Vasconcelles and Mr. Sanborn are Principals and Portfolio Managers/Research Analysts. Prior to joining the firm in 1990, Ms. Vasconcelles worked as a Financial Analyst for Coldwell Banker Commercial Real Estate Services. Mr. Sanborn worked as a Senior Security Analyst for Jardine Fleming Securities in Tokyo, Japan, prior to joining the firm.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                        Supplement dated January 7, 2005
                                       to
           Statement of Additional Information dated November 8, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

INTERNATIONAL EQUITY FUND. The fourth sentence of the paragraph under the heading Oechsle International Advisors, LLC, on page 42 of the SAI is deleted and replaced with the following:

The Executive Managing Principals are: L. Sean Roche, Chief Operating Officer and Chief Investment Officer; Stephen P. Langer, Director of Marketing; and Warren R. Walker. Effective January 1, 2005, Mr. Roche became Chief Investment Officer replacing Mr. Keesler in this role. Mr. Keesler will oversee a separate investment division of the firm.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.